Business segment information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 112,872	$ 56,949	$ 228,886	$ 163,240
Ireland
Segment Reporting Information [Line Items]
Income from operations, including restructuring	85,736	38,655	174,648	112,590
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, including restructuring	8,794	7,120	16,404	17,816
U.S.
Segment Reporting Information [Line Items]
Income from operations, including restructuring	12,470	9,377	25,707	23,268
Rest of World
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 5,872	$ 1,797	$ 12,127	$ 9,566